Cash Dividends Declared Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended								12 Months Ended
	Oct. 24, 2017	Oct. 24, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Payable [Line Items]
Dividend Per Share	$ 0.3	$ 0.2	$ 0.075	$ 0.050	$ 0.050	$ 0.050	$ 0.0500	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.30	$ 0.20	$ 0.2625
Amount			$ 10,737	$ 7,155	$ 7,148	$ 7,134	$ 7,065	$ 5,297	$ 5,290	$ 5,290	$ 32,174	$ 22,942